iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  46 .3%
iShares Core S&P 500 ETF .................. 1,564,840 $ 653,571,074
iShares Core S&P Mid-Cap ETF ............... 162,472 40,325,550
iShares Core S&P Small-Cap ETF ............. 181,053 17,018,982
710,915,606
a
Domestic Fixed Income  —  17 .0%
iShares Core Total USD Bond Market ETF ........ 5,650,051 261,314,859
a
International Equity  —  33 .6%
iShares Core MSCI Emerging Markets ETF ....... 2,688,775 130,620,690
iShares Core MSCI International Developed Markets
ETF ................................ 6,187,406 384,609,157
515,229,847
a
Security Shares Value
a
International Fixed Income  —  3 .0%
iShares Core International Aggregate Bond ETF .... 939,151 $ 46,149,880
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,475,620,499 ) ............................... 1,533,610,192
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(a) (b)
............................ 2,033,083 2,033,083
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,033,083 ) .................................. 2,033,083
Total Investments — 100.0%
(Cost: $ 1,477,653,582 ) ............................... 1,535,643,275
Liabilities in Excess of Other Assets — 0 .0% ................ (596,451)
Net Assets — 100.0% ................................. $ 1,535,046,824
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 2,154,731 $ — $ (2,138,197)
(b)
$ (16,106) $ (428) $ — — $ 33,279
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,676,395 — (643,312)
(b)
— — 2,033,083 2,033,083 70,183 4
iShares Core
International
Aggregate Bond
ETF ........ 46,675,765 20,218,771 (18,682,727) (434,826) (1,627,103) 46,149,880 939,151 1,054,020 —
iShares Core MSCI
Emerging Markets
ETF ........ 120,130,033 65,938,127 (59,331,648) 1,583,760 2,300,418 130,620,690 2,688,775 2,158,273 —
iShares Core MSCI
International
Developed
Markets ETF .. 354,435,384 140,930,665 (153,569,958) 6,142,209 36,670,857 384,609,157 6,187,406 2,453,096 —
iShares Core S&P
500 ETF ..... 648,726,023 232,652,791 (236,144,971) 78,695,976 (70,358,745) 653,571,074 1,564,840 8,485,716 —
iShares Core S&P
Mid-Cap ETF .. 39,596,754 15,275,226 (14,507,363) 5,316,276 (5,355,343) 40,325,550 162,472 554,948 —
iShares Core S&P
Small-Cap ETF 17,284,624 7,180,321 (6,301,634) 1,766,127 (2,910,456) 17,018,982 181,053 210,100 —
iShares Core Total
USD Bond Market
ETF ........ 264,302,281 105,376,407 (99,990,080) (1,550,944) (6,822,805) 261,314,859 5,650,051 5,501,553 —
$ 91,502,472 $ (48,103,605)
$ 1,535,643,275
$ 20,521,168 $ 4

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
Core Aggressive Allocation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 6 06/16/23 $ 1,257 $ 34,774
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,533,610,192 $ — $ — $ 1,533,610,192
Short-Term Securities
Money Market Funds ...................................... 2,033,083 — — 2,033,083
$ 1,535,643,275 $ — $ — $ 1,535,643,275
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 34,774 $ — $ — $ 34,774
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.